Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Emerging Markets Equity Fund
Class A, Class C, Institutional Class, Class R6, and Class R3
Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information of Neuberger Berman Emerging Markets Equity Fund, as may be amended and supplemented

This supplement describes important changes affecting Neuberger Berman Emerging Markets Equity Fund (the “Fund”) effective January 15, 2026 (the “Effective Date”). If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.
1.
Reduction of the Fund’s Investment Advisory Fee Rate and Contractual Expense Limitation Arrangement:  On the Effective Date, for investment management services, the Fund will pay NBIA a fee at the annual rate of 0.75% of the Fund’s average daily net assets.  Additionally, the Fund’s contractual expense limitation arrangement will be reduced, as described below. As a result, on the Effective Date:

(a)	The fee table and expense example for each of the Fund’s Class A, Class C and Institutional Class included in the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	5.75	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	1.01	1.01	0.90
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.36	0.36	0.33
Total annual operating expenses	1.62	2.37	1.23
Fee waivers and/or expense reimbursement	0.27	0.27	0.24
Total annual operating expenses after fee waivers and/or expense reimbursement[3]	1.35	2.10	0.99

[1]
For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

[2]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[3]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 1.34%, 2.09% and 0.98% of average net assets, respectively. Each of these undertakings lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 1.34%, 2.09% and 0.98% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$705	$978	$1,330	$2,318
Class C (assuming redemption)	$213	$658	$1,188	$2,640
Class C (assuming no redemption)	$313	$658	$1,188	$2,640
Institutional Class	$101	$315	$603	$1,421

(b)	The fee table and expense example included in the Fund’s Class R6 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.80
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.34
Total annual operating expenses	1.14
Fee waivers and/or expense reimbursement	0.25
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	0.89

[1]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 0.88% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.88% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$91	$284	$551	$1,315

(c)	The fee table and expense example included in the Fund’s Class R3 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	1.01
Distribution and/or shareholder service (12b-1) fees	0.50
Other expenses	0.44
Total annual operating expenses	1.95
Fee waivers and/or expense reimbursement	0.35
Total annual operating expenses after fee waivers and/or expense reimbursement[2]	1.60

[1]	"Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R3 so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.59% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R3 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 1.59% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R3	$163	$505	$949	$2,185

(d)
The last paragraph of the “Management of the Funds — Investment Manager” section with respect to the Fund is hereby deleted in its entirety and replaced with the following in the Fund’s Class A, Class C and Institutional Class Prospectus:

Effective January 15, 2026, the Fund will pay NBIA a fee at the annual rate of 0.75% of the Fund’s average daily net assets for investment management services. Each of Class A, Class C and Institutional Class of the Fund will continue to pay NBIA fees at the annual rate of 0.26%, 0.26% and 0.15% respectively, of the Fund’s average daily net assets allocable to the class for administrative services provided to the class.  Prior to January 15, 2026, for investment management services, the Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

(e)
The last paragraph of the “Management of the Funds — Investment Manager” section with respect to the Fund is hereby deleted in its entirety and replaced with the following in the Fund’s Class R6 Prospectus:

Effective January 15, 2026, the Fund will pay NBIA a fee at the annual rate of 0.75% of the Fund’s average daily net assets for investment management services. Class R6 of the Fund will continue to pay NBIA fees at the annual rate of 0.05% of the Fund’s average daily net assets allocable to the class for administrative services provided to the class. Prior to January 15, 2026, for investment management services, the Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

(f)
The last paragraph of the “Management of the Funds — Investment Manager” section with respect to the Fund is hereby deleted in its entirety and replaced with the following in the Fund’s Class R3 Prospectus:

Effective January 15, 2026, the Fund will pay NBIA a fee at the annual rate of 0.75% of the Fund’s average daily net assets for investment management services. Class R6 of the Fund will continue to pay NBIA fees at the annual rate of 0.26% of the Fund’s average daily net assets allocable to the class for administrative services provided to the class. Prior to January 15, 2026, for investment management services, the Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

(g)
The second full paragraph in the “Investment Management and Administration Services — Management and Administration Fees” section of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Effective January 15, 2026, for investment management services, Neuberger Berman Emerging Markets Equity Fund pays NBIA a fee at the annual rate of 0.75% of average daily net assets.  Prior to January 15, 2026, for investment management services, Neuberger Berman Emerging Markets Equity Fund paid NBIA a fee at the annual rate of 1.000% of the first $250 million of the Fund’s average daily net assets, 0.975% of the next $250 million, 0.950% of the next $250 million, 0.925% of the next $250 million, 0.900% of the next $500 million, 0.875% of the next $2.5 billion, and 0.850% of average daily net assets in excess of $4 billion.

(h)
The “Investment Management and Administration Services — Contractual Expense Limitations” section of the Statement of Additional Information with respect to the Fund is hereby deleted and replaced with the following:

Share Class	Limitation Period	Expense Limitation
Class A	08/31/2029	1.34~
Class C	08/31/2029	2.09~~
Institutional Class	08/31/2029	0.98~~~
Class R6	08/31/2029	0.88~~~~
Class R3	08/31/2029	1.59~~~~~
~Prior to January 15, 2026, the expense limitation was 1.50%.
~~Prior to January 15, 2026, the expense limitation was 2.25%
~~~Prior to January 15, 2026, the expense limitation was 1.25%
~~~~Prior to January 15, 2026, the expense limitation was 1.91%
~~~~~Prior to January 15, 2026, the expense limitation was 1.15%

(i)	All references to the Fund in the “Investment Management and Administration Services — Voluntary Expense Limitations” section of the Statement of Additional Information are hereby deleted.

2.	Changes to the Fund’s Principal Investment Strategy and Principal Investment Risks:

On the Effective Date, the “Principal Investment Strategies” section in the Fund’s Summary Prospectuses and Prospectuses is deleted and replaced with the following:

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries. These include securities of companies (1) that are traded principally on a stock exchange or over-the-counter in emerging market countries, (2) that are organized under the laws of and/or have a principal office in emerging market countries, or (3) that derive 50% or more of their total revenues from, and/or have 50% or more of their total assets in, goods produced, sales made, profits generated or services performed in emerging market countries. The Fund considers emerging market countries to be countries included in the MSCI Emerging Markets Index.

The Portfolio Managers use a bottom-up, research-driven securities selection approach focusing on businesses which they believe exhibit a significant discount to intrinsic value while factoring in economic, legislative and business developments to identify countries and sectors that they believe may be particularly attractive.

The Portfolio Managers believe that in-depth, strategic and financial research is the key to identifying undervalued companies and seeks to identify companies that in their view have a strong potential for recovery or appear to be disproportionately impacted by market sentiment to regional, country-specific or sector-level events and which are trading at what they believe to be attractive valuations.

The Fund seeks to reduce risk by diversifying among many industries. At times, the Portfolio Managers may emphasize certain sectors that they believe will benefit from market or economic trends. Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to invest across a broad range of countries and geographical regions. The Fund may also invest in equity securities of issuers located in frontier markets.

The Fund may invest in companies of any market capitalization. Equity securities in which the Fund may invest include common and preferred stocks, convertible securities, rights and warrants to purchase common stock, depositary receipts and China A-shares using the “connect programs” of local stock exchanges in China, such as the Shanghai-Hong Kong Stock Connect Program, the Shenzhen-Hong Kong Stock Connect Program or other similar programs.

The Fund may invest in exchange traded funds (“ETFs”). The Fund may also invest in foreign real estate companies.

The Fund may invest in restricted securities, including private placements, which are securities that are subject to legal restrictions on their sale and may not be sold to the public unless registered under the applicable securities law or pursuant to an applicable exemption. The Fund may also invest in private companies, including companies that have not yet issued securities publicly in an initial public offering.

The Portfolio Managers follow a disciplined selling strategy and may sell a security when it reaches a target price, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers in emerging market countries, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

3.	On the Effective Date, the following is added to the section titled “Principal Investment Risks” in the Fund’s summary prospectuses and prospectuses:

Frontier Markets Risk. Frontier markets, which are foreign countries in the earliest stages of development, involve risks in addition to and greater than foreign and emerging markets. Investing in frontier markets involves unique risks, such as exposure to economies less diverse and mature than those of more developed foreign markets. Frontier markets are subject to economic, political, and socioeconomic instability that may cause larger price movements in frontier market securities than in securities of issuers based in more developed foreign markets, including securities of issuers in emerging markets. Frontier markets generally receive less investor attention than more developed markets, including those in emerging markets, and may have a high concentration of market capitalization and trading volume in a small number of companies representing a limited number of industries. Frontier market securities are subject to extreme volatility and extended periods of illiquidity. In addition, the currencies of frontier market countries may exhibit erratic movements.

4.	Portfolio Manager Changes:

On the Effective Date, the Fund’s Summary Prospectuses and Prospectuses are revised as follows:

(a)	The “Portfolio Managers” section of the Summary Prospectuses and Prospectuses for the Fund is deleted and replaced with the following:

Portfolio Managers The Fund is co-managed by Vera German (Portfolio Manager) and Juan Torres (Portfolio Manager). Ms. German and Mr. Torres have managed the Fund since January 2026.

(b)	The “Management of the Fund - Portfolio Managers” section of the Prospectuses for the Fund is deleted and replaced with the following:

Neuberger Berman Emerging Markets Equity Fund.

Vera German, CFA, is a Managing Director of Neuberger Berman Europe Limited. She has been Portfolio Manager of the Fund since January 2026. Ms. German joined the firm in 2025. Prior to joining the firm, Ms. German spent over 13 years at other asset managers where she held various roles such as research analyst and portfolio manager.

Juan Torres, is a Managing Director of Neuberger Berman Europe Limited. He has been Portfolio Manager of the Fund since January 2026. Mr. Torres joined the firm in 2025. Prior to joining the firm, Mr. Torres was a portfolio manager and investment analyst at another asset manager since 2017.

(c)	All references to Conrad Saldanha in the Summary Prospectuses, Prospectuses and Statement of Additional Information for the Fund are removed in their entirety.

The date of this supplement is December 15, 2025.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com